Condensed Financial Information of the Parent Company - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 63,202	$ 8,659	¥ 45,185
Short-term investments			68,378
Total current assets	472,875	64,782	699,433
Non-current assets
Total non-current assets	394,151	53,999	332,503
Total assets	867,026	118,781	1,031,936
Liabilities:
Other Liabilities	62,408	8,550	54,212
Total liabilities	406,410	55,678	526,658
Shareholders' equity:
Ordinary shares	615	84	43
Additional paid-in capital	1,839,482	252,008	1,885,142
Accumulated deficit	(1,373,825)	(188,214)	(1,376,530)
Accumulated other comprehensive loss	(1,550)	(212)	(2,466)
Total Quhuo Limited shareholders' equity	464,722	63,666	506,189
Non-controlling interests	(4,106)	(563)	(911)
Total shareholders' equity	460,616	63,103	505,278	¥ 497,577	¥ 483,435
Total liabilities and shareholders' equity	867,026	118,781	1,031,936
Parent company | Reportable legal entities
Current assets
Cash and cash equivalents	839	115	424
Short-term investments			68,378
Total current assets	121,724	16,676	162,506
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	359,662	49,273	346,076
Total non-current assets	359,662	49,273	346,076
Total assets	481,386	65,949	508,582
Liabilities:
Other Liabilities	16,664	2,283	1,001
Total liabilities	16,664	2,283	1,001
Shareholders' equity:
Ordinary shares	615	84	43
Additional paid-in capital	1,839,482	252,008	1,885,142
Accumulated deficit	(1,373,825)	(188,214)	(1,376,530)
Accumulated other comprehensive loss	(1,550)	(212)	(2,466)
Total Quhuo Limited shareholders' equity	464,722	63,666	506,189
Non-controlling interests			1,392
Total shareholders' equity	464,722	63,666	507,581
Total liabilities and shareholders' equity	481,386	65,949	508,582
Parent company | Reportable legal entities | Related Party
Current assets
Inter-group balance due from VIE, WFOE and subsidiaries	¥ 120,885	$ 16,561	¥ 93,704